INTANGIBLE ASSETS - Schedule of Intangible Assets (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Patent rights	$ 2,986,437	$ 500,925
Accumulated amortization	(484,453)	(8,773)
Intangible assets, net	$ 2,501,984	$ 492,152
Amortization period	3 years 3 months 25 days	3 years 3 months 25 days